Investments accounted for using the equity method - Summarised financial information for associate (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised balance sheet
Total assets	¥ 8,882,382	¥ 9,340,607	¥ 10,885,258
Liabilities	(5,604,327)	(5,505,525)	(5,599,975)
Summarised income statement
Operating income	(981,563)	(1,404,740)	(1,470,326)
Share capital investment	210,198	184,907	172,757
Associate
Summarised balance sheet
Total assets	1,686,575	1,075,852	423,148
Liabilities	(1,230,475)	(682,979)	(60,650)
Net assets	456,100	392,873	362,498
Summarised income statement
Operating income	144,762	96,372	51,690
Profit or loss from continuing operations	¥ 63,228	¥ 30,375	¥ (13,473)
Group's share %	40.00%	40.00%	40.00%
Group's share in net assets	¥ 182,440	¥ 157,149	¥ 144,999
Goodwill	27,758	27,758	27,758
Less: impairment charges on associates	(10,998)
Carrying amount	¥ 199,200	¥ 184,907	¥ 172,757